AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Principal Amount†	Value
Corporate Bonds and Notes - 44.9%
Financials - 15.3%
American Homes 4 Rent LP 4.900%, 02/15/29	$25,000	$24,337
Bank of America Corp. Series MTN 4.200%, 08/26/24	130,000	138,270
Barclays PLC (United Kingdom) 3.650%, 03/16/25	200,000	195,598
Brookfield Finance, Inc. (Canada) 3.900%, 01/25/28	25,000	25,648
Citigroup, Inc. 4.400%, 06/10/25	75,000	78,419
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. (Australia) 3.400%, 09/30/26[1]	60,000	63,991
JPMorgan Chase & Co.
3.875%, 02/01/24	25,000	26,774
3.900%, 07/15/25	50,000	53,217
Series X, (3 month LIBOR + 3.330%), 6.100%, 04/01/69[2,3]	65,000	66,235

Lloyds Banking Group PLC (United Kingdom) 4.500%, 11/04/24	200,000	201,463
Mid-America Apartments, LP 4.200%, 06/15/28	95,000	98,605
Old Republic International Corp. 4.875%, 10/01/24	100,000	105,606
Royal Bank of Canada, GMTN (Canada) 2.250%, 11/01/24	50,000	50,241
Ventas Realty, LP 3.100%, 01/15/23	70,000	68,510
Westpac Banking Corp. (Australia) 2.650%, 01/16/30	90,000	89,669

Total Financials		1,286,583
Industrials - 25.4%
Air Canada 2017-1 Class AA Pass Through Trust (Canada) 3.300%, 01/15/30[1]	46,160	44,291
Alfa, SAB de CV (Mexico) 5.250%, 03/25/24[1]	200,000	187,500
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29	45,000	49,673
BMW US Capital LLC 3.150%, 04/18/24[1]	25,000	24,186
Burlington Northern Santa Fe LLC 4.050%, 06/15/48	65,000	75,637
Covanta Holding Corp. 5.875%, 07/01/25	30,000	27,600
CSX Corp. 3.800%, 03/01/28	70,000	75,779
	Principal Amount†	Value

CVS Health Corp.
4.100%, 03/25/25	$50,000	$52,892
4.300%, 03/25/28	25,000	26,741

Delta Air Lines 2015-1 Class B Pass Through Trust Series 15-1 4.250%, 07/30/23	48,983	44,919
Ecolab, Inc. 4.800%, 03/24/30	5,000	5,616
Ecopetrol SA (Colombia) 5.875%, 05/28/45	45,000	39,870
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	70,000	61,775
Enbridge, Inc. (Canada) 2.900%, 07/15/22	25,000	22,598
Energy Transfer Partners, LP 4.050%, 03/15/25	210,000	182,259
General Motors Financial Co., Inc. 4.000%, 01/15/25	120,000	106,631
Hyundai Capital America
2.650%, 02/10/25[1,4]	15,000	14,291
2.750%, 09/27/26[1]	85,000	76,950

Intel Corp. 3.700%, 07/29/25	100,000	110,271
Kinder Morgan Energy Partners, LP 4.250%, 09/01/24	110,000	107,508
KT Corp. (South Korea) 2.500%, 07/18/26[1]	200,000	205,158
Latam Airlines 2015-1 Pass Through Trust A (Chile) 4.200%, 11/15/27	42,084	37,876
Nissan Motor Acceptance Corp. 3.650%, 09/21/21[1]	60,000	58,780
Petrobras Global Finance BV (Netherlands) 5.999%, 01/27/28	45,000	43,583
Petroleos Mexicanos (Mexico) 5.950%, 01/28/31	60,000	41,610
Southern Copper Corp. (Peru) 3.875%, 04/23/25	130,000	128,850
SYSCO CORP 6.600%, 04/01/40	20,000	21,564
Toyota Motor Credit Corp. MTN 2.650%, 04/12/22	35,000	35,328
Videotron, Ltd. (Canada) 5.125%, 04/15/27[1]	30,000	30,000
Weibo Corp. (China) 3.500%, 07/05/24	200,000	199,939

Total Industrials		2,139,675

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
	Principal Amount†	Value
Utilities - 4.2%
CenterPoint Energy, Inc. 3.850%, 02/01/24	$30,000	$30,275
Duke Energy Corp. 3.150%, 08/15/27	70,000	68,888
Emgesa, S.A. ESP (Colombia) 8.750%, 01/25/21[1]	320,000,000 COP	79,862
Enel Chile, S.A. (Chile) 4.875%, 06/12/28	20,000	19,400
Enel Finance International NV (Netherlands) 1.375%, 06/01/26	100,000 EUR	110,845
Virginia Electric & Power Co. Series A 3.800%, 04/01/28	40,000	42,355

Total Utilities		351,625

Total Corporate Bonds and Notes (Cost $3,896,493)		3,777,883
U.S. Government and Agency Obligations - 8.8%
U.S. Treasury Obligations - 8.8%
U.S. Treasury Bonds,
2.000%, 02/15/50	155,000	179,564
2.875%, 05/15/49	85,000	115,982
U.S. Treasury Notes,
1.625%, 08/15/29	40,000	43,414
1.750%, 11/15/29	145,000	159,296
2.625%, 01/31/26	20,000	22,470
3.125%, 11/15/28[5]	180,000	217,301

Total U.S. Treasury Obligations		738,027
Foreign Government Obligations - 42.2%
Australia Government Bond Series 133 5.500%, 04/21/23	75,000 AUD	53,471
Brazil Notas Do Tesouro Nacional Serie F
10.000%, 01/01/21	460,000 BRL	92,746
10.000%, 01/01/27	165,000 BRL	36,150
10.000%, 01/01/29	188,000 BRL	41,360

Bundesrepublik Deutschland Bundesanleihe 0.500%, 08/15/27	20,000 EUR	23,877
China Government Bond 3.300%, 07/04/23	500,000 CNY	72,166
Colombian TES Series B 6.250%, 11/26/25	189,000,000 COP	44,715
Dominican Republic International, Bonds 8.625%, 04/20/27[1]	100,000	104,000
Export Development Canada 1.800%, 09/01/22	55,000 CAD	40,091
French Republic Government Bond OAT
1.750%, 11/25/24	20,000 EUR	24,267
	Principal Amount†	Value

French Republic Government Bond OAT
4.250%, 10/25/23	110,000 EUR	$142,052

Indonesia Government International Bonds 4.750%, 01/08/26[1]	$200,000	211,665
Indonesia Treasury Bond
Series FR75 7.500%, 05/15/38	734,000,000 IDR	40,787
Series FR78 8.250%, 05/15/29	380,000,000 IDR	23,636
Series FR82 7.000%, 09/15/30	660,000,000 IDR	37,836
Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30	120,000 EUR	130,223
2.000%, 02/01/28	115,000 EUR	133,727
5.000%, 03/01/22	90,000 EUR	107,954

Japan Government Thirty Year Bond Series 62 0.500%, 03/20/49	21,900,000 JPY	208,818
Korea Treasury Bond Series 2209 2.000%, 09/10/22	189,070,000 KRW	158,754
Mexican Bonos
Series M 5.750%, 03/05/26	3,630,000 MXN	144,588
Series M 6.500%, 06/10/21	850,000 MXN	35,845
Series M 8.000%, 12/07/23	1,600,000 MXN	70,724
Series M 20 8.500%, 05/31/29	1,823,100 MXN	82,943
New South Wales Treasury Corp.
2.000%, 03/08/33	195,000 AUD	123,431
Series 22 6.000%, 03/01/22	150,000 AUD	101,792

New Zealand Government Bond Series 0429 3.000%, 04/20/29	60,000 NZD	41,666
Norway Government Bond
Series 474 3.750%, 05/25/21[1]	485,000 NOK	48,487
Series 482 1.375%, 08/19/30[1]	790,000 NOK	79,621
Republic of South Africa Government Bond
Series 2035 8.875%, 02/28/35	815,000 ZAR	36,932
Series R213 7.000%, 02/28/31	2,680,000 ZAR	111,844

Republic of South Africa Government International Bond 5.750%, 09/30/49	200,000	145,000
Spain Government Bond
1.600%, 04/30/25[1]	95,000 EUR	111,946
4.400%, 10/31/23[1]	105,000 EUR	133,582
Series 30Y 2.700%, 10/31/48[1]	60,000 EUR	84,122

Thailand Government Bonds 2.125%, 12/17/26	5,000,000 THB	160,839
United Kingdom Gilt
1.500%, 07/22/26	130,000 GBP	174,990
2.750%, 09/07/24	100,000 GBP	138,408

Total Foreign Government Obligations (Cost $3,852,730)		3,555,055

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 0.2%[6]
Bank of Nova Scotia, dated 03/31/20, due 04/01/20, 0.010% total to be received $14,585 (collateralized by various U.S. Treasuries, 0.000% - 4.250%, 04/21/20 - 09/09/49, totaling $14,877)	$14,585	$14,585

	Shares
Other Investment Companies - 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[7]	85,546	85,546
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[7]	85,546	85,546
	Shares	Value
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[7]	88,139	$88,139

Total Other Investment Companies		259,231

Total Short-Term Investments (Cost $273,815)		273,816
Total Investments - 99.2% (Cost $8,684,264)		8,344,781
Other Assets, less Liabilities - 0.8%		70,797
Net Assets - 100.0%		$8,415,578

†	Principal amount stated in U.S. dollars unless otherwise stated.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $1,558,432 or 18.5% of net assets.
[2]	Perpetuity Bond. The date shown is the final call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $14,148 or 0.2% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[5]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at March 31, 2020, amounted to $12,072, or 0.1% of net assets.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[7]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
THB	Thai Baht
ZAR	South African Rand
Open Futures Contracts at March 31, 2020 were as follows:
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	4	Long	06/19/20	$554,750	$22,648

CURRENCY ABBREVIATIONS:
USD	US Dollar

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
Open Forward Foreign Currency Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Brazilian Real	220,000	U.S. Dollar	44,062	04/02/20	UBS Securities	$(1,728)
Canadian Dollar	515,000	U.S. Dollar	383,247	06/17/20	UBS Securities	(17,029)
Chinese Offshore Yuan	410,000	U.S. Dollar	58,823	06/17/20	JPMorgan	(1,069)
Euro	890,000	U.S. Dollar	1,011,280	06/17/20	Morgan Stanley	(26,777)
British Pound	80,000	U.S. Dollar	100,196	06/17/20	Morgan Stanley	(693)
Japanese Yen	126,600,000	U.S. Dollar	1,192,345	06/17/20	Credit Suisse	(11,031)
Korean Won	113,000,000	U.S. Dollar	94,296	06/17/20	Merrill Lynch	(1,202)
Mexico Peso	2,230,000	U.S. Dollar	92,077	06/17/20	UBS Securities	849
Sweden Krona	580,000	U.S. Dollar	61,562	06/17/20	UBS Securities	(2,831)
South Africa Rand	1,680,000	U.S. Dollar	96,070	06/17/20	Citibank	(3,099)
U.S. Dollar	57,562	Australian Dollar	87,000	06/17/20	Credit Suisse	4,037
U.S. Dollar	46,590	Brazilian Real	220,000	04/02/20	UBS Securities	4,257
U.S. Dollar	25,008	Brazilian Real	125,000	05/05/20	UBS Securities	1,009
U.S. Dollar	77,729	Brazilian Real	345,000	06/02/20	Merrill Lynch	11,612
U.S. Dollar	146,446	Colombia Peso	557,710,000	06/17/20	Credit Suisse	9,923
U.S. Dollar	34,963	Indonesia Rupiah	608,000,000	06/17/20	UBS Securities	(2,051)
U.S. Dollar	264,513	Mexico Peso	5,655,000	06/17/20	UBS Securities	28,865
U.S. Dollar	44,102	Mexico Peso	980,000	06/17/20	UBS Securities	3,265
U.S. Dollar	152,748	Thailand Baht	4,825,000	06/17/20	UBS Securities	5,670
U.S. Dollar	142,111	South Africa Rand	2,305,000	06/17/20	Citibank	14,552
U.S. Dollar	45,279	South Africa Rand	745,000	06/17/20	Citibank	4,051
Net Unrealized Appreciation/Depreciation on Forward Foreign Currency Contracts						$20,580

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$3,777,883	—	$3,777,883
U.S. Government and Agency Obligations†	—	738,027	—	738,027
Foreign Government Obligations	—	3,555,055	—	3,555,055
Short-Term Investments
Joint Repurchase Agreements	—	14,585	—	14,585
Other Investment Companies	$259,231	—	—	259,231
Total Investments in Securities	$259,231	$8,085,550	—	$8,344,781
Financial Derivative Instruments - Assets
Foreign Currency Exchange Contracts	—	$88,090	—	$88,090
Interest Rate Futures Contracts	$22,648	—	—	22,648
Financial Derivative Instruments - Liabilities
Foreign Currency Exchange Contracts	—	(67,510)	—	(67,510)
Total Financial Derivative Instruments	$22,648	$20,580	—	$43,228

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
Australia	5.3
Brazil	2.1
Canada	2.6
Chile	0.7
China	3.4
Colombia	2.0
Dominican Republic	1.3
France	2.1
Germany	0.3
Indonesia	3.9
Italy	4.6
Japan	2.6
Mexico	7.0
Country	% of Long-Term Investments
Netherlands	2.7
New Zealand	0.5
Norway	1.6
Peru	1.6
South Africa	3.6
South Korea	4.5
Spain	4.1
Thailand	2.0
United Kingdom	8.8
United States	32.7
100.0

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,148	$14,585	—	$14,585
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.